Expense Example (New Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, New Income Trust
Expense Example:
Year 1	$ 74
Year 3	230
Year 5	401
Year 10	894
Series II, New Income Trust
Expense Example:
Year 1	94
Year 3	293
Year 5	509
Year 10	1,131
Series NAV, New Income Trust
Expense Example:
Year 1	68
Year 3	214
Year 5	373
Year 10	$ 835